SCHEDULE OF DEFERRED TAX ASSETS, LIABILITIES AND VALUATION ALLOWANCE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 9,700,000	$ 7,800,000
Stock-based compensation	4,070,000	3,880,000
Research & development tax credits	358,000	358,000
Total deferred tax assets	14,128,000	12,038,000
Intangible assets	(30,000)	(26,000)
Total deferred tax liabilities	(30,000)	(26,000)
Net deferred tax assets	14,098,000	12,012,000
Valuation allowance	(14,098,000)	(12,012,000)
Deferred tax asset, net of valuation allowance
Change in valuation allowance	$ (2,086,000)	$ (3,834,000)